RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH EQUIVALENTS AND MARKETABLE SECURITIES
Schedule of components of restricted cash equivalents and marketable securities

Restricted cash equivalents and marketable securities are comprised of cash equivalents and marketable securities as follows (in thousands):

	DECEMBER 31,
	2012	2011
Cash equivalents	$302	$—
Marketable securities	72	644

Less:	374	644
Current portion	(302)	(295)

	$72	$349